Background information of business and organization	12 Months Ended
Dec. 31, 2023
Background information of business and organization
Background information of business and organization

1.         Background information of business and organization

Organization and Description of Business

Xinyuan Real Estate Co., Ltd. (the “Company”) and its subsidiaries (collectively the “Group”) are principally engaged in residential real estate development and the provision of property management services. The Group’s operations are conducted mainly in the People’s Republic of China (the “PRC”). In 2012, the Group expanded its business into the U.S. residential real estate market.

As of December 31, 2023, principal subsidiaries of the Company and its consolidated variable interest entities included the following entities:

				Percentage of
	Registered Place			Equity
	and Date of	Registered		Attributable	Principal
Company Name	Incorporation	Capital		to the Group	Activities
Subsidiary companies:
Xinyuan International Property Investment Co., Ltd.	Cayman Islands October 6, 2011	US$	500,000	100%	Investment holding company

Xinyuan International (HK) Property Investment Co., Ltd.	Hong Kong October 26, 2011	HK$	3,000,000	100%	Investment holding company

XIN Development Group International Inc.	United States November 10, 2011	US$	—	100%	Investment holding company

Xinyuan Real Estate, Ltd.	Cayman Islands January 27, 2006	US$	50,000,000	100%	Investment holding company

XIN Development Management East, LLC	United States August 28, 2012	US$	1,000	100%	Property management services

XIN NY Holding, LLC	United States August 29, 2012	US$	1,000	100%	Investment holding company

421 Kent Development, LLC	United States August 29, 2012	US$	1,000	100%	Real estate development

Xinyuan Sailing Co., Ltd.	Hong Kong June 21, 2013	HK$	3,000,000	100%	Investment holding company

AWAN Plasma Sdn Bhd	Malaysia April 16, 2007	MYR	33,577,000	100%	Real estate development

XIN Eco Marine Group Properties Sdn Bhd	Malaysia July 9, 2014	MYR	33,217,000	100%	Investment holding company

Zhengzhou Jiasheng Real Estate Co., Ltd.	PRC December 2, 2013	US$	60,000,000	100%	Real estate development

Xinyuan (China) Real Estate, Ltd. (“Xinyuan China”)	PRC April 10, 2006	US$	307,000,000	100%	Investment holding company

Henan Xinyuan Real Estate Co., Ltd. (“Henan Xinyuan”)	PRC May 19, 1997	RMB	200,000,000	100%	Real estate development

Qingdao Xinyuan Xiangrui Real Estate Co., Ltd.	PRC February 9, 2006	RMB	10,000,000	100%	Real estate development

Shandong Xinyuan Real Estate Co., Ltd.	PRC June 2, 2006	RMB	300,000,000	100%	Real estate development

Xinyuan Property Management Service (Cayman) Ltd.	Cayman Islands December 13, 2018	HKD	50,000	52.86%	Investment holding company

Xinyuan Property Management Service (BVI) Ltd	British Virgin Islands January 2, 2019	USD	—	52.86%	Investment holding company

Xinyuan Property Management Service (HK) Limited	HK January 8, 2019	HKD	1	52.86%	Investment holding company

Xinyuan Science and Technology Service Group Co., Ltd.	PRC December 28, 1998	RMB	50,000,000	52.86%	Property management services

Mingyuan Landscape Engineering Co., Ltd.	PRC February 17, 2004	RMB	50,000,000	100%	Landscaping engineering and management

Henan Xinyuan Wanzhuo Real Estate Co., Ltd.	PRC December 29, 2011	RMB	20,000,000	100%	Real estate development

Suzhou Xinyuan Real Estate Development Co., Ltd.	PRC November 24, 2006	RMB	200,000,000	100%	Real estate development

Anhui Xinyuan Real Estate Co., Ltd.	PRC December 7, 2006	RMB	50,000,000	100%	Real estate development

Kunshan Xinyuan Real Estate Co., Ltd.	PRC January 31, 2008	RMB	200,000,000	100%	Real estate development

Xinyuan Real Estate (Chengdu) Co., Ltd.	PRC June 12, 2007	RMB	220,000,000	100%	Real estate development

Xuzhou Xinyuan Real Estate Co., Ltd.	PRC November 9, 2009	RMB	200,000,000	100%	Real estate development

Henan Xinyuan Jiye Real Estate Co., Ltd.	PRC November 15, 2009	RMB	50,000,000	100%	Real estate development

Beijing Xinyuan Wanzhong Real Estate Co., Ltd. (“Beijing Wanzhong”)	PRC March 4, 2008	RMB	900,000,000	100%	Real estate development

				Percentage of
	Registered Place			Equity
	and Date of	Registered		Attributable	Principal
Company Name	Incorporation	Capital		to the Group	Activities
Xinyuan Renju (Beijing) Asset Management Co., Ltd.	PRC January 16, 2009	RMB	30,000,000	100%	Management consulting service

Beijing Xinyuan Priority Real Estate Consulting Co., Ltd.	PRC March 8, 2012	RMB	30,000,000	100%	Real estate consulting services

Henan Xinyuan Priority Commercial Management Co., Ltd.	PRC August 10, 2012	RMB	2,000,000	100%	Leasing management services

Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. (“Suzhou Wanzhuo”) (Note 18(a))	PRC September 20, 2012	RMB	200,000,000	20%	Real estate development

Jiangsu Jiajing Real Estate Co., Ltd.	PRC March 28, 2005	RMB	150,000,000	100%	Real estate development

Xingyang Xinyuan Real Estate Co., Ltd.	PRC July 25, 2013	RMB	200,000,000	100%	Real estate development

Jinan Xinyuan Wanzhuo Real Estate Co., Ltd.	PRC December 4, 2013	RMB	300,000,000	100%	Real estate development

Sanya Beida Science and Technology Park Industrial Development Co., Ltd.	PRC January 10, 2014	RMB	200,000,000	100%	Real estate development

Chengdu Xinyuan Wanzhuo Real Estate Co., Ltd.	PRC February 21, 2014	RMB	50,000,000	100%	Real estate development

Tianjin Xinyuan Real Estate Co., Ltd.	PRC September 17, 2014	RMB	100,000,000	100%	Real estate development

Xi’an Yinghuai Square Commerce Management Co., Ltd.	PRC November 25, 2014	RMB	3,000,000	100%	Retail store

Subsidiary companies:
Changsha Xinyuan Wanzhuo Real Estate Co., Ltd.	PRC April 3, 2014	RMB	100,000,000	100%	Real estate development

Shanghai Junxin Real Estate Co., Ltd.	PRC January 16, 2014	RMB	5,000,000	100%	Real estate development

Beijing Yinghuai Commerce and Trade Co., Ltd.	PRC January 5, 2015	RMB	30,000,000	100%	Retail store

Beijing Xinhe Investment Development Co., Ltd.	PRC May 5, 2015	RMB	5,000,000	100%	Investment holding company

Henan Xinyuan Guangsheng Real Estate Co., Ltd.	PRC July 27, 2015	RMB	200,000,000	100%	Real estate development

Shandong Xinyuan Renju Real Estate Co., Ltd.	PRC November 19, 2011	RMB	50,000,000	100%	Real estate development

Shaanxi Zhongmao Economy Development Co., Ltd.	PRC June 22, 1998	RMB	22,500,000	65.98%	Real estate development

421 Kent Holding Co, Ltd.	United States May 2, 2014	US$	1,000	100%	Investment holding company

Hudson 888 Owner LLC	United States October 22, 2015	US$	1,000	100%	Real estate development

XIN Manhattan Holding LLC	United States December 9, 2015	US$	1,000	100%	Investment holding company

Hudson 888 Holding LLC	United States December 9, 2015	US$	1,000	100%	Investment holding company

Shenzhen Xinchuang Investment Consulting Co., Ltd.	PRC January 20, 2016	RMB	10,000,000	100%	Investment

				Percentage of
	Registered Place			Equity
	and Date of	Registered		Attributable	Principal
Company Name	Incorporation	Capital		to the Group	Activities
Subsidiary companies:
Henan Xinyuan Quansheng Real Estate Co., Ltd.	PRC January 14, 2015	RMB	40,000,000	100%	Real estate development

Zhengzhou Shengdao Real Estate Co., Ltd.	PRC October 14, 2013	RMB	20,000,000	100%	Real estate development

Henan Xinyuan Shunsheng Real Estate Co., Ltd.	PRC January 13, 2016	RMB	30,000,000	100%	Real estate development

Hunan Erli Real Estate Co., Ltd.	PRC January 4, 2008	RMB	50,000,000	100%	Real estate development

XIN Queens Holding LLC	United States July 6, 2016	US$	1,000	100%	Investment holding company

Queens Theatre Holdco LLC	United States July 6, 2016	US$	1,000	100%	Investment holding company

Queens Theatre Owner LLC	United States July 6, 2016	US$	1,000	100%	Real estate development

Zhengzhou Xinnan Real Estate Co., Ltd.	PRC January 21, 2016	RMB	50,000,000	100%	Real estate development

Xinyan Investment Management Co., Limited.	PRC April 8, 2016	RMB	100,000,000	90%	Investment

Hunan Xintian Real Estate Co., Ltd.	PRC September 28, 2009	RMB	20,000,000	100%	Real estate development

Zhengzhou Hangmei Technology Development Co., Ltd. (1)	PRC November 25, 2014	RMB	50,000,000	100%	Real estate development

Zhengzhou Hangmei Zhengxing Technology Co., Ltd. (1)	PRC March 28, 2016	RMB	50,000,000	100%	Real estate consulting services

Xi’an Dingrun Real Estate Co., Ltd.	PRC June 1, 2011	RMB	20,000,000	100%	Real estate development

Zhengzhou Kangshengboda Real Estate Co., Ltd.	PRC July 29, 2016	RMB	50,000,000	100%	Real estate development

Zhuhai Prince Real Estate Co., Ltd.	PRC September 13, 1990	RMB	307,000,000	100%	Real estate development

Henan Renxin Real Estate Co., Ltd. (“Henan Renxin”)	PRC July 11, 2008	RMB	200,000,000	51%	Real estate development

Xinchuang Technology Co., Ltd. (“Xinchuang Technology”)	PRC May 2, 2017	RMB	100,000,000	100%	Management consulting services

Hangzhou Huiyuan Investment Management Partnership Enterprise. (Limited partnership)	PRC May 23, 2017	RMB	5,000,000	100%	Investment holding company

Guangdong Xinyuan Real Estate Co., Ltd.	PRC October 18, 2017	RMB	100,000,000	100%	Real estate development

Taicang Pengchi Real Estate Co., Limited. (“Taicang Pengchi”) (Note 18(a))	PRC June 16, 2017	RMB	200,000,000	17%	Real estate development

Khorgos XinYan Enterprise Management Consulting Co., Ltd.	PRC December 4, 2017	RMB	5,000,000	100%	Management consulting services

Jinan Xinyuan Quansheng Real Estate Co., Ltd.	PRC May 25, 2018	RMB	50,000,000	100%	Real estate development

				Percentage of
	Registered Place			Equity
	and Date of	Registered		Attributable	Principal
Company Name	Incorporation	Capital		to the Group	Activities
Subsidiary companies:
Suzhou Yuxi Real Estate Co., Limited.	PRC March 5, 2018	RMB	100,000,000	20%	Real estate development

Xinchuang Sailing (Dalian) Healthy Technology Industrial Investment Co., Ltd.	PRC June 5, 2018	RMB	600,000,000	100%	Real estate development

Dalian Xinyi Renju Real Estate Co., Ltd.	PRC June 26, 2018	RMB	100,000,000	100%	Real estate development

Beijing Xinyuan Huicheng Technology Development Co., Ltd.	PRC January 26, 2018	RMB	100,000,000	100%	Technical services

Suzhou Yefang Real Estate Co., Limited. (“Suzhou Yefang”) (Note 18(b))	PRC April 14, 2017	RMB	100,000,000	20%	Real estate development

Chengdu Xinyuan Renju Enterprise Management Co., Ltd. (“Chengdu Renju”)	PRC October 26, 2017	RMB	50,000,000	100%	Real estate development

Chengdu Guohongteng Real Estate Co., Ltd.	PRC July 16, 2010	RMB	1,673,179,200	100%	Real estate development

Qingdao Keda Real Estate Co., Ltd. (“Qingdao Keda”)	PRC September 20, 2010	RMB	50,000,000	100%	Real estate development

Wuhan Yinghexin Real Estate Co., Ltd. (“Wuhan Yinghexin”)	PRC January 15, 2014	RMB	100,000,000	100%	Real estate development

Henan Xinyuan Property Management Co., Ltd.	PRC December 1, 2016	RMB	10,000,000	100%	Property management services

Subsidiary companies:

Zhuhai Xinyuan Real Estate Co., Ltd.	PRC December 31, 2018	RMB	100,000,000	100%	Real estate development

Jinan Renju Building Material Co., Ltd.	PRC January 2, 2019	RMB	50,000,000	100%	Sales of construction material

Dalian Xinyi Yaju Real Estate Co., Ltd.	PRC January 16, 2019	RMB	100,000,000	100%	Real estate development

Guangdong Xinchuang Kechuang Zhigu Development Co., Ltd.	PRC February 27,2019	RMB	100,000,000	100%	Real estate development

Jiangxi Xinyuan Heju Enterprise Management Consulting Service Co., Ltd.	PRC April 2,2019	RMB	10,000,000	100%	Management consulting services

Beijing I-Journey Science and Technology Development Co., Ltd.(“I-Journey”)	PRC October 20,2015	RMB	40,000,000	93%	Development and sales of robots

Beijing Ruizhuo Xichuang Technology Development Co., Ltd.(“Xichuang”)	PRC July 16,2015	RMB	30,000,000	93%	Real estate brokerage

Beijing Ruizhuo Xitou Development Co., Ltd. (“ Xitou”)	PRC July 16,2015	RMB	30,000,000	85%	Internet platform for real estate property financing

Beijing Future Xinzhihui Technology Development Center (Limited Partnership) (“ Xinzhihui”) (Note 9(2))	PRC December 16,2016	RMB	30,000,000	90.67%	Investment holding company

Beijing Future Xinhujin Technology Development Center (Limited Partnership) (“Xinhujin”) (Note 9(2))	PRC December 30,2016	RMB	20,000,000	89.5%	Investment holding company

Beijing Future Xinruifeng Technology Development Center (Limited Partnership) (“Xinruifeng”) (Note 9(2))	PRC February 23,2017	RMB	20,000,000	77.5%	Investment holding company

Beijing Ruihao Rongtong Real Estate Co., Ltd. (“Ruihao Rongtong”)	PRC June 15, 2006	RMB	250,000,000	100%	Real estate development

Zhengzhou Xinhe Real Estate Co., Ltd	PRC January 8,2020	RMB	50,000,000	80%	Real estate development

Zhengzhou Xinying Real Estate Co., Ltd.	PRC May 19,2020	RMB	30,000,000	100%	Real estate development

Zhengzhou Xinyuan Xinsheng Business Management Co. Ltd.	PRC November 2,2020	RMB	1,000,000	100%	Real estate development

Dalian Xinsheng Industrial Co., Ltd.	PRC December 16,2020	RMB	20,000,000	100%	Leasing management services

Guoxin Chuangxiang (Tianjin) Enterprise Management Consulting Partnership (Limited Partnership)	PRC January 2,2020	RMB	15,000,000	95.22%	Management consulting service

Guoxin Chuangzhi (Tianjin) Enterprise Management Consulting Partnership (Limited Partnership)	PRC June 23,2020	RMB	135,000,000	94.41%	Management consulting service

Chongqing Heavy Duty Vehicle Group Hong Property LLC Wulong Branch	PRC September 26, 2021	RMB	—	100%	Property management services

Henan Rongyao Catering Service Co., Ltd.	PRC September 23, 2021	RMB	1,000,000	51%	Catering services

Henan Xinzhixiang Electronic Technology Co., Ltd.	PRC May 20, 2020	RMB	5,000,000	100%	Electronic commerce

Henan Xinyuan Property Service Co., Ltd.. Xincai Branch	PRC November 19, 2021	RMB	—	—	Property management services

Zhengzhou Shengxin Landscape Engineering Co., Ltd.	PRC November 10, 2021	RMB	10,000,000	51%	Property management services

Henan Xinyuan Property Service Co., Ltd.. Runan Branch	PRC March 18, 2021	RMB	—	—	Property management services

Guangzhou Yuesheng Commercial Service Co., Ltd.. Zhengzhou Branch	PRC March 30, 2021	RMB	—	—	Management consulting services

Henan Kai Dao real Estate Brokerage Co., Ltd.	PRC September 30, 2021	RMB	10,000,000	100%	Property management services

Shanghai Xinqiao Trading Co., Ltd. (3)	PRC March 17, 2021	RMB	30,000,000	100%	Property management services

Hainan Xinyuan Heju Enterprise Management Consulting Service Co., Ltd. (4)	PRC September 27, 2020	RMB	10,000,000	100%	Management consulting services

Guangzhou Xinyuan Commercial Management Co., Ltd.	PRC March 30, 2021	RMB	1,000,000	100%	Retail store

Henan Xinyuan Hongsheng Commercial Management Co., Ltd.	PRC May 6, 2021	RMB	1,000,000	100%	Retail store

Qingdao Huiju Zhihui City Industrial Development Co., Ltd. (2)	PRC June 7, 2016	RMB	2,000,000,000	100%	Real estate development

Jiangsu Xinyuan Yaju Enterprise Management Co., Ltd.	PRC August 23, 2023	RMB	10,000,000	100%	Management consulting services

VIE:
Beijing Yuzhouyun Technology Development Center (Limited partnership)) and its subsidiary (“Yuzhouyun”) (Note 2(a))	PRC March 2, 2018	RMB	18,388,300	51%	Technical services

Beijing Ruizhuo Xihui Technology Development Centre Co., Ltd (Note 2(a))	PRC January 22,2017	RMB	10,000,000	1%	Technical services
(1)	In 2022, the Company acquired the remaining equity interest of Zhengzhou Hangmei Technology Development Co., Ltd. and Zhengzhou Hangmei Zhengxing Technology Co., Ltd.
(2)	Qingdao Huiju Zhihui City Industrial Development Co., Ltd. has been consolidated in the Group’s financial statements since the year of 2022.
(3)	Liquidated on October 9, 2023.
(4)	Liquidated on June 20, 2023.